SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Project assets
Project assets reclassified to property, plant and equipment	$ 98,014,070
Property, plant and equipment
Estimated useful lives		20 years
Buildings
Property, plant and equipment
Estimated useful lives		20 years
Machinery | Minimum
Property, plant and equipment
Estimated useful lives		5 years
Machinery | Maximum
Property, plant and equipment
Estimated useful lives		10 years
Furniture, fixtures and equipment
Property, plant and equipment
Estimated useful lives		5 years
Motor vehicles
Property, plant and equipment
Estimated useful lives		5 years
Solar power systems
Property, plant and equipment
Estimated useful lives		20 years